FAIR VALUE MEASUREMENTS - Quantitative information regarding market assumptions used in the Level 3 valuation of the PIPE Subscription (Details) - Level 3 - Fair value measurement, recurring	Jun. 30, 2026 Y $ / shares	Apr. 20, 2026 $ / shares Y
Expected term to De-SPAC (Years)
FAIR VALUE MEASUREMENTS
PIPE Subscription derivative liability, measurement input | Y	0.3	0.4
Warrant term
FAIR VALUE MEASUREMENTS
PIPE Subscription derivative liability, measurement input | Y	5	5
Probability of De-SPAC and Market Adjustment
FAIR VALUE MEASUREMENTS
PIPE Subscription derivative liability, measurement input	0.73	0.64
Forward Risk-Free Rate (Continuous)
FAIR VALUE MEASUREMENTS
PIPE Subscription derivative liability, measurement input	0.0418	0.0388
Volatility
FAIR VALUE MEASUREMENTS
PIPE Subscription derivative liability, measurement input	0.40	0.195
Redemption trigger price
FAIR VALUE MEASUREMENTS
PIPE Subscription derivative liability, measurement input | $ / shares	35	35
Floor price
FAIR VALUE MEASUREMENTS
PIPE Subscription derivative liability, measurement input | $ / shares	7.28	7.28